Summary of Significant Accounting Policies (Policies) - EBP 030	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting
Basis of Presentation

The accompanying financial statements were prepared on the accrual basis of accounting in conformity with generally accepted accounting principles in the United States of America ("U.S. GAAP").

Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures of assets, liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results may differ from those estimates.

Risks and Uncertainties
Risks and Uncertainties
The Plan utilizes various investment securities which are exposed to various risks, including, but not limited to, interest rate, market volatility, liquidity and credit risks. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the value of investment securities, it is at least reasonably possible that changes in risks in the near term could materially affect participants' account balances and the amounts reported in the financial statements.
Investment Valuation/Investment Transactions and Income Recognition/Fair Value of Other Financial Instruments
Investment Valuation

The Plan's investments are reported at fair value (see Note 4 — Fair Value Measurements), except for fully benefit-responsive investment contracts, which are reported at contract value (see Note 3 — Investments).
Investment Transactions and Income Recognition

Purchases and sales of investment securities are reflected on a trade-date basis. Due to timing of settlements, there may be pending transactions as of the financial statement date that result in a receivable or payable to the Plan. Gains and losses on sales of investment securities are determined on the average cost method. Funds temporarily awaiting investment are placed in a short-term investment fund of the trustee where they earn the prevailing market rate of interest. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

The Plan presents in the statement of changes in net assets available for benefits the net appreciation or depreciation in its investments which consists of the realized gains or losses and the unrealized appreciation or depreciation on those investments bought and sold as well as held during the year.

Fair Value of Other Financial Instruments
The carrying amount of the contribution receivables and interest-bearing cash approximates fair value due to their short-term maturities.
Notes Receivable from Participants
Notes Receivable from Participants

Notes receivable from participants are reported at their unpaid principal balance plus any accrued but unpaid interest with no allowance for credit losses, as repayments of principal and interest are received through payroll deduction and the notes are collateralized by the participants' vested account balances. Interest income is recorded as earned.

Distributions to Participants	Distributions to Participants Distributions to participants are recorded in the Plan's financial statements when paid.
Excess Contributions
Excess Contributions
Refunds of excess participant pre-tax deferral, Roth 401(k) and catch-up contributions may be required to satisfy the relevant nondiscrimination and compliance provisions of the Plan. Such refunds are accrued as a liability and a reduction in contributions in the Plan Year in which the excess deferral was made to the Plan.
Plan Termination
Plan Termination
Although it has not expressed any intent to do so, Dover retains the right under the Plan to discontinue all contributions at any time and to terminate the Plan, subject to the provisions of the Plan, ERISA and the IRC. In the event of Plan termination, participants will become 100% vested in their Plan accounts.
Recently Adopted Accounting Pronouncements	Recently Adopted Accounting Pronouncements There were no recently adopted accounting pronouncements during either Plan Year presented.